COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 - COMMITMENTS AND CONTINGENCIES

Joint Venture

The Company entered into a joint venture agreement with IdeaForge Technology Inc., (“IdeaForge”) on September 23, 2025 (the “IdeaForge JV Agreement”), as amended on March 11, 2026 (the “IdeaForge JV Amending Agreement”), together with the IdeaForge JV Agreement, the “JV Agreement”), pursuant to which the parties agreed to form First Forge Technology Inc., a Delaware entity (the “Joint Venture”). The core objective of the Joint Venture is to co-develop and manufacture high-performance drones that are fully compliant with U.S. regulatory and defense standards, as well as the development of new intellectual property and drone technology, while being certified and labeled as “Made in the USA.” Pursuant to the JV Agreement, the Company and IdeaForge are each entitled to 50% of the outstanding equity interests of the Joint Venture, with each party to be issued 5,000 shares for a purchase price of $1.00 upon issuance.

On March 11, 2026, the Joint Venture amended its certificate of incorporation to authorize and designate a new class of Series A Preferred Stock. The Series A Preferred Stock is non-voting, non-convertible, does not carry dividend or liquidation preference rights and does not otherwise participate in the governance or economic rights of the Joint Venture (“JV Preferred Shares”).

Obligations of the Joint Venture

Pursuant to the JV Agreement, the Company agreed, among other things, to (i) make a total capital contribution to the Joint Venture in such amount as may be required for its operations and as agreed between the parties, which shall include a capital contribution of up to $25,000,000 (“Capital Contribution”), of which a first tranche of $10,000,000 shall be invested on or before December 31, 2026 and applied toward the Capital Contribution, with the remaining balance to be invested on or before December 31, 2027, each of which amounts may be adjusted by mutual agreement of the parties, and which investment may be made through the purchase of JV Preferred Shares; (ii) facilitate the provision of a demarcated manufacturing facility for manufacturing services, including through lease assistance; (iii) provide the Joint Venture with such technical know-how, expertise and operational assistance as may be reasonably required in connection with obtaining applicable licenses, permits, approvals and regulatory clearances; and (iv) support the Joint Venture’s commercial development efforts by sharing relevant customer contacts in the defense, law enforcement and related sectors globally.

Drone Development

On May 1, 2026, the Company entered into a master services agreement with Hellbender Inc. (“Hellbender”) for the design, engineering, and prototyping of two attributable drone platforms (the “Hellbender Agreement”). The Hellbender Agreement has an estimated total contract value of approximately $3,000,000. The estimated service period for the Hellbender Agreement is approximately eleven months. For the six months ended June 30, 2026, the Company funded $1,150,000 of the commitment and has incurred $126,313 in costs associated with the Hellbender Agreement and the remaining balance is a prepaid expense of $1,023,687.

Equity Line of Credit

On May 21, 2026, the company entered into a Equity Line of Credit Agreement (the “ELOC Agreement”) with certain accredited investors (the “ELOC Investors”), pursuant to which the Company can issue $50,000,000 in Common Stock. The term of the ELOC Agreement is thirty six (36) months from the date of the agreement. Under the ELOC Agreement, the Company may, at its sole discretion, deliver purchase notices to ELOC Investors directing them to purchase shares of the Company’s Common Stock at a purchase price equal to 97% of the volume-weighted average price of the Common Stock during a specified pricing period. During the period ended June 30, 2026, no such notices were delivered for the ELOC. In connection with the ELOC Agreement, the Company has paid $25,000 in legal expenses. There are no commitment fees associated with the ELOC Agreement.

Litigation

The Company may be subject to legal proceedings and claims that arise in the ordinary course of business. Management is not currently aware of any matters that will have a material effect on the financial position, results of operations, or cash flows of the Company.

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Joint Venture

The JV Agreement

We entered into a joint venture agreement with IdeaForge Technology Inc., (“IdeaForge”) on September 23, 2025 (the “IdeaForge JV Agreement”), as amended on March 11, 2026 (the “IdeaForge JV Amending Agreement”, together with the IdeaForge JV Agreement, the “JV Agreement” ), pursuant to which the parties agreed to form First Forge Technology Inc., a Delaware entity (the “Joint Venture”). The core objective of the Joint Venture is to co-develop and manufacture high-performance drones that are fully compliant with U.S. regulatory and defense standards, as well as the development of new intellectual property and drone technology, while being certified and labeled as “Made in the USA.” Pursuant to the JV Agreement, we and IdeaForge are each entitled to 50% of the outstanding equity interests of the Joint Venture, with each party to be issued 5,000 shares for a purchase price of $1.00 upon issuance.

Obligations of the Joint Venture

Pursuant to the JV Agreement, we agreed, among other things, to (i) make a total capital contribution to the Joint Venture in such amount as may be required for its operations and as agreed between the parties, which shall include a capital contribution of up to $25,000,000 (“Capital Contribution”), of which a first tranche of $10,000,000 shall be invested on or before December 31, 2026 and applied toward the Capital Contribution, with the remaining balance to be invested on or before December 31, 2027, each of which amounts may be adjusted by mutual agreement of the parties, and which investment may be made through the purchase of Series A Preferred Stock which is non-voting, non-convertible, does not carry dividend or liquidation preference rights and does not otherwise participate in the governance or economic rights in the Joint Venture; (ii) facilitate the provision of a demarcated manufacturing facility for manufacturing services, including through lease assistance; (iii) provide the Joint Venture with such technical know-how, expertise and operational assistance as may be reasonably required in connection with obtaining applicable licenses, permits, approvals and regulatory clearances; and (iv) support the Joint Venture’s commercial development efforts by sharing relevant customer contacts in the defense, law enforcement and related sectors globally.

Commitments

The Company enters into various agreements with suppliers for the products it distributes. The Company had no long-term purchase commitments or arrangements with its suppliers as of December 31, 2025 and 2024.

Litigation

The Company may be subject to legal proceedings and claims that arise in the ordinary course of business. Management is not currently aware of any matters that will have a material effect on the financial position, results of operations, or cash flows of the Company.